PRIVATE PLACEMENT (Details) - USD ($)			4 Months Ended
	Nov. 28, 2020	Nov. 27, 2020	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Warrant, proceeds			$ 8,900,000
Shares per warrant		1
Exercise price of warrant		$ 11.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrant		$ 11.50
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Securities called by warrant	8,900,000	8,900,000
Warrant, proceeds	$ 8,900,000	$ 8,900,000
Shares per warrant		1
Exercise price of warrant		$ 1.00